Note 18 - Inventories - Schedule of Inventory (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	[1]
Statement Line Items [Line Items]
Finished goods	R$ 2,080.7	R$ 1,688.0
Work in progress	450.8	339.5
Raw material and consumables	2,637.4	2,624.3
Spare parts and other	602.6	597.0
Prepayments	328.3	304.4
Impairment losses	(121.2)	(151.4)
Total	R$ 5,978.6	R$ 5,401.8	R$ 4,319.0

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).